MUTUAL
FUND
MAGAZINE'S*"BEST
GOLD FUND"

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Recommended by:

FABIAN INVESTMENT RESOURCES (January 2, 1996) * JAY SCHABACKER'S MUTUAL FUND INVESTING (February 1996) * THE ADEN FORECAST (January 17, 1996) * MARTIN WEISS' SAFE MONEY REPORT (December 13, 1995) * THE SILVER & GOLD REPORT (January 24,
1996) * THE NO-LOAD FUND INVESTOR (January 1996)

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"Take a moment to learn how to build a better gold portfolio."

Victor Flores, CFA, Chief Investment Officer, Portfolio Manager U.S. Gold Shares Fund, U.S. World Gold Fund, Geologist, Mineral Economist.

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How to Build a Better Gold Portfolio......with United
                                               Services Funds

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1. Look to the leader.  United Services is the longstanding  leader in gold fund management. In fact, we established the first no-load precious metals fund in America. Today we manage $500 million in gold assets and offer two choices in gold funds.

2. Trust the experts. Most gold funds are managed by financial analysts with little or no mining or geological experience. At United Services, we know that managing gold funds involves more than number crunching. It takes a team with the experience to dig deeper.

Our Gold Team includes investment professionals who also have extensive experience in geology, mineral economics and mining finance. By visiting mining operations worldwide and bringing along their geological expertise, our investment managers are able to evaluate mining projects first hand.

3. Diversify your holdings. Mining is a very risky business. All too often inexperienced investors lose their money on mining ventures which had little chance of succeeding. You need a fully diversified portfolio to help protect you against risk. With the U.S. World Gold Fund, you can easily and affordably build a diversified portfolio of gold stocks without paying costly commissions to brokers.

TOP 10 HOLDINGS (as of 1/26/96)

1. Barrick Gold
2. Delta Gold
3. Pioneer Group
4. Ashanti Goldfields
5. Newmont Mining
6. Agnico-Eagle Mines
7. Franco Nevada Mining
8. Euro Nevada Mining
9. Firstmiss Gold
10. Greenstone Resources

4. Select the best gold fund. The U.S. World Gold Fund invests in mining companies around the world. Its investments are focused in the United States, Canada and Australia. The Fund is 100% no-load and has a minimum initial investment of only $1,000.

5. Put the United  Services Gold Team to work for you. For a free investment kit
containing   everything  you  need  to  open  an  account,   simply  return  the
postage-paid card below. Or for faster service, call 1-800- 557-2297 ext. 108.

Like all mutual funds, Fund shares are not backed by the U.S. government. Past performance is no guarantee of future results. U.S. stands for United Services. Investment returns and principal value will fluctuate so that you may have a gain or a loss when you sell shares. U.S. World Gold Fund average annual total returns through 1/24/96: one year 37.46%; five year 16.37%; ten year 7.73%. Investments in gold funds involve special risks. *Based upon a survey of 250 personal finance experts. Mutual Funds Magazine July 1995 issue.

                (Linear graph plotted from data in table below.)

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                U.S. WORLD GOLD VS. BENHAM, SCUDDER, & LEXINGTON
                            GOLD FUNDS        5 YEARS
--------------------------------------------------------------------------------
                              U.S. WORLD      BENHAM
                              GOLD FUND     GOLD FUND     LEXINGTON      SCUDDER
                              ---------     ---------     ---------      -------
DEC 90 ..............           100.00        100.00        100.00        100.00
Jan 91 ..............            87.95         82.57         88.47         89.80
Feb 91 ..............            92.37         89.84         95.43         94.85
Mar 91 ..............            91.77         88.13         94.04         92.97
Apr 91 ..............            89.86         84.92         93.64         90.79
May 91 ..............            93.88         88.13         96.62         93.66
Jun 91 ..............           100.80         95.08        101.79         97.92
Jul 91 ..............           101.10         93.16        100.99         97.13
Aug 91 ..............            91.06         83.42         90.66         90.89
Sep 91 ..............            92.47         83.96         92.84         90.79
Oct 91 ..............           101.81         89.30         98.01         95.54
Nov 91 ..............           102.41         90.80         99.80         96.93
Dec 91 ..............            97.99         88.76         93.84         93.07
Jan 92 ..............           100.40         90.58         93.84         93.76
Feb 92 ..............            99.00         86.93         90.03         91.09
Mar 92 ..............            92.07         79.11         87.22         86.34
Apr 92 ..............            83.33         75.68         85.62         81.88
May 92 ..............            90.06         81.68         90.43         87.13
Jun 92 ..............            95.28         86.93         91.43         90.99
Jul 92 ..............           100.80         92.08         91.43         95.54
Aug 92 ..............            98.39         89.83         87.82         90.99
Sep 92 ..............            98.39         88.97         85.01         90.99
Oct 92 ..............            94.38         85.22         78.80         88.22
Nov 92 ..............            86.45         76.32         73.18         82.77
DEC 92 ..............            93.37         81.08         74.99         84.55
Jan 93 ..............            88.96         78.61         74.18         83.56
Feb 93 ..............            96.18         87.09         79.65         88.91
Mar 93 ..............           107.33         98.69         92.01         97.13
Apr 93 ..............           122.99        111.90        103.77        106.24
May 93 ..............           139.56        124.57        121.40        118.12
Jun 93 ..............           146.49        132.52        123.63        120.20
Jul 93 ..............           174.10        142.72        136.20        130.50
Aug 93 ..............           160.34        131.66        117.55        121.09
Sep 93 ..............           140.26        115.12        107.62        110.45
Oct 93 ..............           163.35        134.77        120.79        123.09
Nov 93 ..............           160.34        134.88        121.40        122.08
Dec 93 ..............           177.21        146.94        140.83        134.87
Jan 94 ..............           183.33        147.26        138.79        140.02
Feb 94 ..............           173.80        139.84        129.81        135.18
Mar 94 ..............           174.10        142.64        130.83        139.32
Apr 94 ..............           160.14        126.08        124.30        130.83
May 94 ..............           167.77        133.82        128.59        135.48
Jun 94 ..............           156.93        126.51        125.32        127.70
Jul 94 ..............           157.13        125.22        130.02        127.40
Aug 94 ..............           164.36        132.75        138.59        130.22
Sep 94 ..............           174.20        148.44        152.26        137.98
Oct 94 ..............           166.97        133.93        145.32        131.08
Nov 94 ..............           143.88        116.30        127.16        117.81
DEC 94 ..............           146.89        122.01        130.40        120.49
Jan 95 ..............           131.43        107.47        109.72        106.08
Feb 95 ..............           134.24        114.37        113.41        108.04
Mar 95 ..............           149.70        131.70        122.01        120.08
Apr 95 ..............           153.82        129.87        124.67        125.01
May 95 ..............           153.51        133.86        122.41        127.17
Jun 95 ..............           158.73        133.97        123.64        132.42
Jul 95 ..............           165.66        134.83        129.78        134.89
Aug 95 ..............           170.18        136.23        130.40        134.17
Sep 95 ..............           170.08        137.63        131.22        130.78
Oct 95 ..............           151.71        119.00        119.55        122.87
Nov 95 ..............           165.66        132.24        125.08        129.84
DEC 95 ..............           170.28        133.21        127.74        119.96

Source:  Bridge Data Systems

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Yes! I would like to learn more about the U.S. World Gold Fund. Please send me a free investment kit including a prospectus describing fees and expenses. I will read the prospectus carefully before investing.

/ / YES! I would like to learn more about the U.S. World Gold Fund. Please send me a free investment kit including prospectus describing fees and expenses. I will read the prospectus carefully before investing.

     NAME

     ADDRESS

     CITY, STATE, ZIP CODE                          [UNITED SERVICES FUNDS LOGO]

     DAYTIME PHONE

OR CALL 10800-557-2297 ext 108